Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

(a) Principles of Consolidation: The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation.

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

(c) Accounting for Revenue, Voyage and Operating Expenses: The Partnership generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time or voyage charters.

The time charter contracts are considered operating leases and therefore fall under the scope of Accounting Standard Codification (“ASC”) 842 and the voyage charter contracts fall under the scope of ASC 606 (Note 4).

Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Partnership and are expensed over the related charter period. All other voyage expenses are expensed as incurred, except for expenses during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port). Any expenses incurred during the ballast portion of the voyage such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Partnership satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that we can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘prepayments and other assets’ in the consolidated balance sheets.

Vessel operating expenses presented in the consolidated financial statements mainly consist of management fees payable to the Partnership’s managers and crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating expenses.

Vessel operating expenses are expensed as incurred.

(d) Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership’s vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at those dates. Gains or losses resulting from foreign currency transactions are included in “Other income” in the consolidated statements of comprehensive (loss) / income.

(e) Cash and Cash Equivalents: The Partnership considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f) Restricted cash: For the Partnership to comply with debt covenants under its credit facilities, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash.

(g) Trade Accounts Receivable: The amount shown as trade accounts receivable primarily consists of earned revenue that has not been billed yet or that has been billed but not yet collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate write off. For the year ended December 31, 2019 the respective write off amounted to $6. For the year ended December 31, 2018 there were no write offs.

(h) Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of disposal and transportation. The cost is determined by the first-in, first-out method.

(i) Vessels Held for Sale: The Partnership classifies vessels as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

If a plan to sell a vessel is cancelled, the Partnership reclassifies the vessel as held for use and re-measures it at the lower of (i) its carrying amount before the vessel was classified as held for sale, adjusted for any depreciation expense that would have been recognized if the vessel had been continuously classified as held and used and (ii) its fair value at the date of the subsequent decision not to sell.

(j) Fixed Assets: Fixed assets consist of vessels, which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon their construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. Vessels acquired through asset acquisitions are recorded at cost. The cost of each of the Partnership’s vessels is depreciated, beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership’s vessels to be $0.2 per light weight ton (LWT) and useful life to be 25 years.

(k) Impairment of Long-lived Assets: An impairment loss on long-lived assets is recognized when indicators of impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the asset, including any related intangible assets and liabilities, exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.

In recent years, changing market conditions resulted in a decrease in charter rates and values of assets. The Partnership considered these market developments as indicators of potential impairment of the carrying amount of its long-lived assets. The Partnership has performed an undiscounted cash flow test based on U.S. GAAP as of December 31, 2019 and 2018, determining undiscounted projected net operating cash flows for the vessels and comparing them to the carrying values of the vessels, and any related intangible assets and liabilities. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership’s historical performance and expectations for the vessels’ utilization under the current deployment strategy. Based on these assumptions, the Partnership determined that the vessels held for use and their related intangible assets and liabilities were not impaired as of December 31, 2019 and 2018.

(l) Deferred charges, net: Deferred charges, net are comprised mainly of dry docking costs. The Partnership’s vessels are required to be dry docked every thirty to sixty months for major repairs and maintenance that cannot be performed while the vessels are under operation. The Partnership has adopted the deferral method of accounting for dry docking activities whereby costs incurred are deferred and amortized on a straight line basis over the period until the next scheduled dry docking activity.

(m) Intangible assets: The Partnership records all identified tangible and intangible assets or any liabilities associated with the acquisition of a business or an asset at fair value. When a vessel or a business that owns a vessel is acquired with an existing charter agreement, the Partnership considers whether any value should be assigned to the attached charter agreement acquired. The value to be assigned to the charter agreement is based on the difference of the contractual charter rate of the agreement acquired and the prevailing market rate for a charter of equivalent duration at the time of the acquisition, determined by independent appraisers as at that date. The resulting above-market (assets) or below-market (liabilities) charters are amortized using the straight line method as a reduction or increase, respectively, to revenues over the remaining term of the charters.

(n) Net Income Per Limited Partner Unit: Basic net income per limited partner unit is calculated by dividing the Partnership’s net income less net income allocable to preferred unit holders, general partner’s interest in net income (including incentive distribution rights (“IDR”)) and net income allocable to unvested units, by the weighted-average number of common units outstanding during the period (Note 15). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

(o) Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or bareboat charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(p) Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income. These units are measured at their fair value equal to the market value of the Partnership’s common units on the grant date. The units that contain a time-based service vesting condition are considered unvested units on the grant date and the total fair value of such units is recognized on a straight-line basis over the requisite service period (Note 14).

(q) Recent Accounting Pronouncements: In June 2018 the Financial Accounting Standards Board (“FASB”) issued the Accounting Standards Update (“ASU”) 2018-07 which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees was aligned with the requirements for share-based payments granted to employees. Accordingly, the ASU supersedes ASC 505-50 and expands the scope of ASC 718 to include all share-based payment arrangements related to the acquisition of goods and services from both nonemployees and employees. According to the amendments of this ASU and consistently with the accounting requirement for employee share based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date. The Partnership adopted this ASU for the reporting period commencing on January 1, 2019 with no significant impact on its financial statements. Please refer to Note 14 for further details.

In February 2016, the FASB issued the ASU 2016-02, Leases (codified as ASC 842). The main provision of this ASU is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. The requirements of this standard include an increase in required disclosures. The Partnership’s time charter arrangements are subject to the requirements of the new Leases standard as the Partnership is regarded as the lessor. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after the date of initial application, amended subsequently with ASU 2018-11 below adding an option to use certain transition relief. This standard is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted.

In July 2018, the FASB issued ASU 2018-11 to provide entities with relief from the costs of implementing certain aspects of the new leases standard, ASU 2016-02. Specifically, under the amendments in ASU 2018-11:

(a) Entities may elect not to recast the comparative periods presented when transitioning to ASC 842; and

(b) Lessors may elect not to separate lease and non-lease components when the following criteria are met: Criterion A — the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and Criterion B — the lease component, if accounted for separately, would be classified as an operating lease.

The transition relief amendments in the ASU apply to entities that have not yet adopted ASC 842. The effective date and transition requirements for the amendments in this update for entities that have not adopted Topic 842 before the issuance of this update are the same as the effective date and transition requirements in Update 2016-02.

In December 2018, the FASB issued ASU 2018-20 to provide narrow scope improvements for lessors. The amendments in this update related to sales taxes and other similar taxes collected from lessees affect all lessors that elect the accounting policy election. In addition, amendments in this update related to lessor costs affect all lessor entities that have lease contracts that either require lessees to pay lessor costs directly to a third party or require lessees to reimburse lessors for costs paid by lessors directly to third parties. Finally, the amendments in this update related to recognition of variable payments for contracts with lease and non-lease components affect all lessor entities with variable payments that relate to both lease and non-lease components. The effective date and transition requirements for the amendments in this update for entities that have not adopted Topic 842 before the issuance of this update are the same as the effective date and transition requirements in ASU 2016-02. Please refer to Note 4.